BALANCE SHEET COMPONENTS (Tables)	9 Months Ended
Sep. 30, 2021
BALANCE SHEET COMPONENTS
Schedule of marketable securities

Marketable securities as of September 30, 2021 (unaudited), December 31, 2020 and 2019, consist of the following (in thousands):

	Cost or	Unrealized	Fair
As of September 30, 2021 (unaudited)	Amortized Cost	Gains	Value
U.S government securities	$5,005	$0	$5,005
	$5,005	$0	$5,005

	Cost or	Unrealized	Fair
As of December 31, 2020	Amortized Cost	Gains	Value
U.S government securities	$53,508	$45	$53,553
	$53,508	$45	$53,553

	Cost or	Unrealized	Fair
As of December 31, 2019	Amortized Cost	Gains	Value
U.S government securities	$68,266	$56	$68,322
	$68,266	$56	$68,322

Schedule of long term investments

The Company did not have long-term investments as of September 30, 2021 (unaudited) and December 31, 2020. Long-term investments as of December 31, 2019, consist of the following (in thousands):

	Cost or	Unrealized	Fair
As of December 31, 2019	Amortized Cost	Gains	Value
U.S government securities	$7,298	$13	$7,311
	$7,298	$13	$7,311

Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of September 30, 2021 (unaudited), December 31, 2020 and 2019, respectively (in thousands):

	As of September 30,	As of December 31,
	2021	2020	2019
	(unaudited)
Prepaid Insurance	$211	$138	$186
Accrued interest and dividends	26	201	328
Prepaid Software	876	279	33
Prepaid Hardware	53	—	—
Income tax receivable	494	494	497
Short-term deposits	423	55	783
Deferred transaction costs	4,102	—	—
Other prepaid expenses	512	176	135
Other current assets	36	24	23
Total prepaid expenses and other current assets	$6,733	$1,367	$1,985

Schedule of property and equipment

Property, equipment and software consist of the following as of September 30, 2021 (unaudited), December 31, 2020 and 2019, respectively (in thousands):

		As of
	As of September 30,	December 31,
	2021	2020	2019
	(unaudited)
Machinery and equipment	$340	$207	$108
Electronic equipment	331	130	75
Vehicles and vehicle hardware	5,295	4,144	3,684
Leasehold improvements	119	119	119
Developed software	4,955	3,709	2,066
Other	27	0	0
Property, equipment and software, gross	11,067	8,309	6,052
Less: accumulated depreciation and amortization	(2,238)	(1,783)	(960)
Total property, equipment and software, net	$8,529	$6,526	$5,092

Schedule of other assets

Other assets consist of the following as of September 30, 2021 (unaudited), December 31, 2020 and 2019, respectively (in thousands):

	September 30,	December 31,	December 31,
	2021	2020	2019
	(unaudited)
Intangibles Assets	$3	$3	$—
Long-term deposits	3,304	75	75
Total Other Assets	$3,307	$78	$75

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of September 30, 2021 (unaudited), December 31, 2020 and 2019, respectively (in thousands):

	September 30,	December 31,
	2021	2020	2019
	(unaudited)
Accrued Credit Card Liability	276	157	—
Accrued payroll expenses	1,111	259	—
Accrued general expenses	116	367	150
Accrued legal expenses	2,700	—	—
Accrued software expenses	1,505	—	—
Accrued consultant expenses	593	—	—
Short-term deferred rent	(17)	51	121
Early Exercise Liability	81	11	118
Income Tax Payable	47	47	47
Other	2	—	—
Total accrued expenses and other current liabilities	$6,414	$892	$436